Concentrations (Details) - Schedule of Customer and Supplier Revenues - Nukkleus Inc.[Member]	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
Customer A [Member]
Revenue, Major Customer [Line Items]
Related party	92.10%	93.20%	88.80%	93.70%	89.20%	99.50%
Supplier A [Member]
Revenue, Major Customer [Line Items]
Related party	87.10%	89.30%	86.70%	87.70%	85.20%	97.60%